Accounts receivable, net - Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts receivable, net
Notes receivable:		¥ 12,209	¥ 3,625
Accounts receivable, gross:		74,357	49,121
Less: allowance for doubtful accounts		(14,175)	(491)
Accounts receivable, net	$ 10,398	¥ 72,391	¥ 52,255